Document and Entity Information	Sep. 04, 2026
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001420565
Document Type	8-K
Document Period End Date	Sep. 04, 2026
Entity Registrant Name	REIN THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-38130
Entity Tax Identification Number	13-4196017
Entity Address, Address Line One	12407 N. Mopac Expy.
Entity Address, Address Line Two	Suite 250
Entity Address, Address Line Three	#390
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78758
City Area Code	(737)
Local Phone Number	802-1989
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock: Par value $.001
Trading Symbol	RNTX
Entity Emerging Growth Company	false